Stockholder's Deficit (Details 4)	Mar. 31, 2026 USD ($)
Equity [Abstract]
2026	$ 2,450,154
2027	4,900,308
2028	4,900,308
2029	3,703,652
2030	265,026
Total	$ 16,219,448